Income Tax - Schedule of Reconciliation Related to Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Statutory income tax rate	20.00%	20.00%	20.00%
Effective income tax rate	65.10%	16.50%	20.00%